Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Computation of Basic Earnings per Share
The following table sets forth the computation of basic earnings per share for the years ended December 31, 2019, 2020 and 2021:

	For the years ended December 31,
	2019		2020		2021
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
Earnings per share – basic:
Numerator:
Allocation of net income attributable to Qudian Inc. for basic computation	2,520,194,155	744,093,770	718,824,602	239,994,059	441,499,980	69,280,981	147,574,098	23,157,596
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding – basic	215.04	63.49	190.17	63.49	189.95	189.95	63.49	63.49
Denominator used for basic earnings per share	215.04	63.49	190.17	63.49	189.95	189.95	63.49	63.49
Earnings per share – basic	11.72	11.72	3.78	3.78	2.32	0.36	2.32	0.36

Computation of Diluted Earnings per Share
The following table sets forth the computation of diluted earnings per share for the years ended December 31, 2019, 2020 and 2021:

	For the years ended December 31,
	2019		2020		2021
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
Earnings per share – diluted:
Numerator:
Interest charges applicable to the Convertible Senior Notes	18,876,619	5,057,670	20,833,583	6,273,649	12,171,824	1,910,025	3,810,636	597,972
Allocation of net income attributable to Qudian Inc. for diluted computation	2,574,495,457	689,792,468	736,911,399	221,907,262	448,623,440	70,398,807	140,450,638	22,039,770
Reallocation of net income attributable to Qudian Inc. as a result of conversion of Class B to Class A shares	694,850,138	—	228,180,911	—	144,261,274	22,637,742	—	—

Allocation of net income attributable to Qudian Inc	3,288,222,214	694,850,138	985,925,893	228,180,911	605,056,538	94,946,574	144,261,274	22,637,742
Millions of Shares (denominator):
Weighted average number of ordinary share outstanding – basic	215.04	63.49	190.17	63.49	189.95	189.95	63.49	63.49
Conversion of Class B to Class A ordinary shares	63.49	—	63.49	—	63.49	63.49	—	—
Adjustments for dilutive share options	3.45	—	—	—	—	—	—	—
Conversion of the Convertible Senior Notes to Class A ordinary share	18.48	—	20.67	—	12.85	12.85	—	—

Denominator used for diluted earnings per share	300.46	63.49	274.33	63.49	266.29	266.29	63.49	63.49
Earnings per share – diluted	10.94	10.94	3.59	3.59	2.27	0.36	2.27	0.36

Computation of Basic and Diluted Earnings per Share
The following table sets forth the computation of basic and diluted earnings per ADS for the years ended December 31, 2019, 2020 and 2021:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
	Class A	Class A	Class A	Class A
Earnings per share – ADS:
Denominator used for earnings per ADS – basic	184.70	181.84	46.74	7.33
Denominator used for earnings per ADS – diluted	199.24	196.67	49.11	7.71
Earnings per ADS – basic	11.72	3.78	2.32	0.36

Earnings per ADS – diluted	10.94	3.59	2.27	0.36